Property, Plant and Equipment (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Accounts payable related to the acquisition of property, plant and equipment	S/ (26,754)	S/ (17,122)	S/ (9,379)